Financial risk management, objectives and policies, DHT Nokota Facility (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowing amount		$ 428,744	$ 409,424
Nordea Reducing Revolving Credit Facility [Member] | DHT Nokota [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing amount	$ 64,000
Frequency of periodic repayment	quarterly
Debt repayment installment amount	$ 1,200
Debt repayment final amount	$ 30,800
Credit facility covenant, required adjusted tangible net worth		$ 300,000
Nordea Reducing Revolving Credit Facility [Member] | DHT Nokota [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings		135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets		25.00%
Credit facility covenant, required unencumbered consolidated cash		$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt		6.00%
Nordea Reducing Revolving Credit Facility [Member] | DHT Nokota [Member] | SOFR [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate spread	1.50%